                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                  Report for the Quarter Ended March 31, 2003.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Kleinheinz Capital Partners, Inc.
Address: 201 Main Street, Suite 2001, Fort Worth, Texas 76102

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James K. Phillips
Title: Chief Financial Officer
Phone: 817-348-8100

Signature, Place, and Date of Signing:

  /S/ James K. Phillips    Fort Worth, Texas      May 14, 2003
  ---------------------    -----------------      -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           90

Form 13F Information Table Value Total:           $200,508

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
NAMES OF               TITLE OF                 VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER          ----------------
 ISSUER                 CLASS      CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC
 TELECOMMUNICATIONS      COM       000886101       412      200,000    SH           SOLE                      200,000
AOL TIME WARNER INC      COM       00184A105     2,715      250,000    SH           SOLE                      250,000
ACE LTD                  ORD       G0070K103     1,809       62,500    SH           SOLE                       62,500
ADVANCED MICRO
  DEVICES INC            COM       007903107       618      100,000    SH           SOLE                      100,000
AGNICO EAGLE MINES
  LTD                    COM       008474108       524       40,000    SH           SOLE                       40,000
ALKERMES INC             COM       01642T108       907      100,000    SH           SOLE                      100,000
AMERICA MOVIL
  S A DE C V             SPON ADR  02364W105     1,805      135,000    SH           SOLE                      135,000
                         L SHS
AMERICAN CAPITAL         COM       024937104       672       30,000    SH           SOLE                       30,000
  STRATEGIES
ANADARKO PETE CORP       COM       032511107     2,503       55,000    SH           SOLE                       55,000
APACHE CORP              COM       037411105     2,562       41,500    SH           SOLE                       41,500
APPLE COMPUTER INC       COM       037833100     1,414      100,000    SH           SOLE                      100,000
ARRIS GROUP INC          COM       04269Q100     3,608      975,000    SH           SOLE                      975,000
ASTORIA FINL CORP        COM       046265104       581       25,000    SH           SOLE                       25,000
BANCO LATINOAMERICANO
  DE EXP                 CL E      P16994132       525       100,000   SH           SOLE                      100,000
BJ SERVICES CO           COM       055482103     3,439       100,000   SH           SOLE                      100,000
BEA SYS INC              COM       073325102     2,028       200,000   SH           SOLE                      200,000
CENDANT CORP             COM       151313103     1,524       120,000   SH           SOLE                      120,000
CHINA MOBILE HONG
  KONG LTD               ADR       16941M109       297        30,000   SH           SOLE                       30,000
COMCAST CORP NEW         CL A      20030N101     2,035        71,170   SH           SOLE                       71,170
COMCAST CORP NEW         CL A SPL  20030N200     1,787        65,000   SH           SOLE                       65,000
COMPANIA DE
 TELECOMUNICS            SPON ADR  204449300       707        75,000   SH           SOLE                       75,000
  CHI                    NEW
CORNING INC              COM       219350105     1,460       250,000   SH           SOLE                       250,000
COX COMMUNICATIONS
 INC NEW                 CL A      224044107     2,022        65,000   SH           SOLE                        65,000
DR HORTON INC            COM       23331A109     1,536        80,000   SH           SOLE                        80,000
DENBURY RESOURCES INC    COM       247916208       487        45,000   SH           SOLE                        45,000
DEVON ENERGY CORP NEW    COM       25179M103     7,233       150,000   SH           SOLE                       150,000
DUKE ENERGY CORP         COM       264399106       727        50,000   SH           SOLE                        50,000
EBAY INC                 COM       278642103    10,877       127,500   SH           SOLE                       127,500
ENCORE ACQUISITION CO    COM       29255W100       926        50,200   SH           SOLE                        50,200
FREE-PORT MCMORAN
 COPPER & GOLD           COM       35671D857       853        50,000   SH           SOLE                        50,000
GENERAL MTRS CORP        CL H NEW  370442832     1,680       150,000   SH           SOLE                       150,000
GLAMIS GOLD LTD          COM       376775102     1,551       150,000   SH           SOLE                       150,000
GOLD FIELDS LTD          ADR       38059T106     1,313       125,000   SH           SOLE                       125,000
GOLDCORP INC NEW         COM       380956409     1,592       150,000   SH           SOLE                       150,000
GOLDEN TELECOM INC       COM       38122G107     2,132       143,100   SH           SOLE                       143,100

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
NAMES OF               TITLE OF                 VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER          ----------------
 ISSUER                 CLASS      CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE
  INC                   COM        398905109       437        20,400   SH            SOLE                    20,400
HARMONY GOLD MNG
  LTD                   SPONSORED  413216300     1,529       125,000   SH            SOLE                   125,000
                        ADR
HELLENIC TELECOM        ADR        423325307       118        25,000   SH            SOLE                    25,000
  ORGANIZATION
ICO HLDGS INC           COM        449293109       587       497,850   SH            SOLE                   497,850
KEY ENERGY SERVICES
  INC                   COM        492914106     2,520       250,000   SH            SOLE                   250,000
KINROSS GOLD CORP       COM        496902206       616       100,033   SH            SOLE                   100,033
KNIGHTSBRIDGE
  TANKERS LTD           ORD        G5299G106     4,584       337,300   SH            SOLE                   337,300
LIBERATE
  TECHNOLOGIES          COM        530129105       330       160,000   SH            SOLE                   160,000
LONE STAR
  TECHNOLOGIES          COM        542312103     1,056        50,000   SH            SOLE                    50,000
INC
MAVERICK TUBE CORP      COM        577914104     1,767        95,000   SH            SOLE                    95,000
MCDERMOTT INTL INC      COM        580037109       725       250,000   SH            SOLE                   250,000
MERIDIAN GOLD INC       COM        589975101       992       105,000   SH            SOLE                   105,000
MOBILE TELESYSTEMS      OJSC
                        ADR        607409109     1,029        25,000   SH            SOLE                    25,000
MORGAN STANLEY EMER
  MKTS                  COM        61744H105     2,536       310,000   SH            SOLE                   310,000
  DEB
MURPHY OIL CORP         COM        626717102     1,325        30,000   SH            SOLE                    30,000
MYLAN LABS INC          COM        628530107     3,306       115,000   SH            SOLE                   115,000
NEKTAR THERAPEUTICS     COM        640268108       126        20,000   SH            SOLE                    20,000
NEWMONT MINING CORP     COM        651639106     2,615       100,000   SH            SOLE                   100,000
NORDIC AMERICAN
  TANKER                COM        G65773106     4,400       313,200   SH            SOLE                   313,200
  SHIPP
OCEAN ENERGY INC        COM        67481E106     5,000       250,000   SH            SOLE                   250,000
OIL SVC HOLDRS TR       DEPOSTRY   678002106    14,035       255,000   SH            SOLE                   255,000
                        RCPT
OPEN JT STK CO-VIMPEL   SPONSOR-   68370R109     3,923       113,700   SH            SOLE                   113,700
  COMMUN                ED ADR
OREGON STEEL MILLS
  INC                   COM        686079104       529       225,000   SH            SOLE                   225,000
PARKER DRILLING CO      COM        701081101       356       150,000   SH            SOLE                   150,000
PEGASUS SOLUTIONS
  INC                   COM        705906105     1,075        96,000   SH            SOLE                    96,000
PEOPLESOFT INC          COM        712713106     1,530       100,000   SH            SOLE                   100,000
PLATINUM UNDERWRITER    COM        G7127P100       862        34,000   SH            SOLE                    34,000
  HLDGS L
POGO PRODUCING CO       COM        730448107     1,989        50,000   SH            SOLE                    50,000
PRECISION DRILLING
  CORP                  COM        74022D100      1,835       55,000   SH            SOLE                    55,000
QUALCOMM INC            COM        747525103      1,080       30,000   SH            SOLE                    30,000
QUICKSILVER RESOURCES
  INC                   COM        74837R104      7,107      299,000   SH            SOLE                   299,000
RF MICRODEVICES INC     COM        749941100      2,703      450,000   SH            SOLE                   450,000
REALNETWORKS INC        COM        75605L104        620      150,000   SH            SOLE                   150,000
RENAISSANCE RE HLDGS
  LTD                   COM        G7496G103        721       18,000   SH            SOLE                    18,000
RESEARCH IN MOTION
  LTD                   COM        760975102      5,877      450,000   SH            SOLE                   450,000
SK TELECOM LTD          SPONSORED  78440P108        817       60,000   SH            SOLE                    60,000
                        ADR
SIEBEL SYS INC          COM        826170102      1,202       50,000   SH            SOLE                   150,000
SMITH INTERNATIONAL
  INC                   COM        832110100        705       20,000   SH            SOLE                    20,000
TEEKAY SHIPPING
  MARSHALL              COM        Y8564W103      3,492       90,000   SH            SOLE                    90,000
  ISL
TELEFONOS DE MEXICO
  S A                   SPON ADR   879403780      3,566      120,000   SH            SOLE                   120,000
                        ORD L
TENARIS SA              ADR        88031M109      1,212       55,000   SH            SOLE                    55,000
TETON PETROLEUM CO      COM        88162A205      1,600      392,107   SH            SOLE                   392,107
TEVA PHARMACEUTICAL
  INDS                  COM        881624209      1,458       35,000   SH            SOLE                    35,000

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
NAMES OF               TITLE OF                 VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER          ----------------
 ISSUER                 CLASS      CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
  LTD
TEXAS INSTRUMENTS
  INC                   COM       882508104     1,637     100,000   SH              SOLE                      100,000
TYCO INTL LTD NEW       COM       902124106       900      70,000   SH              SOLE                       70,000
US ONCOLOGY INC         COM       90338W103       710     100,000   SH              SOLE                      100,000
USA INTERACTIVE         COM       902984103     2,556      95,400   SH              SOLE                       95,400
VARCO INTERNATIONAL
  INC                   COM       922122106       916      50,000   SH              SOLE                       50,000
VISX INC DEL            COM       92844S105    22,879   2,158,400   SH              SOLE                    2,158,400
VODAFONE GROUP PLC
  NEW                   SPONSOR-  92857W100     1,822     100,000   SH              SOLE                      100,000
                        ED ADR
WEATHERFORD
  INTERNATIONAL         COM       G95089101       944      25,000   SH              SOLE                       25,000
  LTD
WESTCORP INC            COM       957907108     1,430      77,000   SH              SOLE                       77,000
XM SATELLITE RADIO
  HLDGS                 COM       983759101     2,474     420,000   SH              SOLE                      420,000
  INC
XM SATELLITE RADIO
  HLDGS                 NOTE      983759AA9     1,66    2,000,000   PRN             SOLE                    2,000,000
  INC                   7.750%
                        3/0
XTO ENERGY INC          COM       98385X106     1,824      96,000   SH              SOLE                       96,000